ACQUISITION OF EVOLUTION TECHNOLOGY SA (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Mar. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Fair value of shares	$ 170,000
Useful life of intangible assets	25 years
Evolution Technology S.A. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest acquired		35.00%
Common share issued		7,000,000
Evolution Technology S.A. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest acquired			65.00%
Cash transferred			$ 350,000
Total Consideration			$ 400,000
Common share issued			150,000
Fair value of shares			$ 480,000
Total maximum amount for contribution			$ 3,500,000
Useful life of intangible assets	25 years
Amortization expense	$ 59,471